Schedule of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal
State and local
Total current tax benefit
Federal	20,677,960	9,802,070
State and local	5,279,879	3,053,709
Change in valuation allowance	(26,168,671)	6,685,348
Total deferred tax (provision) benefit	(210,832)	19,541,127
Total income tax (provision) benefit	$ (210,832)	$ 19,541,127